091-16842 jn

For Internal Use Only		Submit 1 Original		OMB Approval No.:
Sec File No. 91 -	RECEIVED	and 9 Copies		Expires:

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2014 JAN 30 PM [illegible]

SEC / MR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

14010116

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

MSCI ACWI ex USA US Dollar Hedged Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad Based

6. Ticker Symbol(s) of New Derivative Securities Product:

DBAW

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE; Hong Kong; Swiss Six Exchange; Tokyo; London; Spanish Stock Market Interconnection System (SIBE); Manila; Bombay; Euronext France; Taipei; Indonesia Stock Exchange; Xetra; Bangkok; Euronext Netherlands; Santiago; Sao Paulo; Johannesburg; Euronext Belgium; ASX National; Toronto; Kuala Lumpur; Istanbul; Oslo; Mexico City; OMX Exchanges; Warsaw; Bogota; Athens: Korea Stock Exchange; Vienna; Copenhagen; Singapore; Italy Continuous; NZSE National Market; Euronext Portugal; Bangkok Alien; Tel Aviv; Irish; Prague; Shenzhen; Cairo; Helsinki; MICEX; JASDAQ; Taiwan OTC (GRE TAI Securities Market); Shanghai

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Janet L. McGinness

Title:

Corporate Secretary

Telephone Number:

(212) 656-2039

Manual Signature of Official Responsible for Form:

Janet McGinness

January 29, 2014

Act	Securities Exchange Act of 1934
[illegible]	[illegible]
[illegible]	[illegible]
Public Availability:	JAN 30 2014

SEC 2449 (1/99)

Janet McGinness
Corporate Secretary

RECEIVED
JAN 30 PM 1:38
SEC / MR

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.8101
jmcginness@nyx.com

Via Overnight Mail

January 29, 2014

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **DB X-TRACKERS MSCI ALL WORLD EX US HEDGED EQUITY FUND**
DB X-TRACKERS MSCI SOUTH KOREA HEDGED EQUITY FUND
DB X-TRACKERS MSCI MEXICO HEDGED EQUITY FUND

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

DB X-TRACKERS MSCI ALL WORLD EX US HEDGED EQUITY FUND	DBAW
DB X-TRACKERS MSCI SOUTH KOREA HEDGED EQUITY FUND	DBKO
DB X-TRACKERS MSCI MEXICO HEDGED EQUITY FUND	DBMX

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet McGinness

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JAN 3 0 2014